UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2007

Date of reporting period:	October 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mortgage Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2007

Total Return for the 12 Months Ended October 31, 2007
Class A	Class B	Class C	Class D	Lehman Brothers Mortgage Index[1]	Lipper U.S. Mortgage Funds Index[2]
4.76%	4.23%	4.24%	5.01%	5.68%	4.41%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Fears stemming from a residential housing downturn persisted throughout the 12-month period, hitting a peak late in the second quarter of 2007. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, and a flight to quality ensued. This brought on greater concern about the impact on the financial markets, the financial system, and the broader economy, especially with regard to the effect on mortgage securities and mortgage lenders.

In an effort to help ease the credit and liquidity crunch, the Federal Open Market Committee (the "Fed") elected to cut the target federal funds by 50 basis points in September and another 25 basis points in October, bringing the benchmark overnight rate to 4.50 percent. At each of these meetings, the Fed acknowledged that some while upward pressure on inflation remained, the housing correction could potentially intensify and restrain growth. However, at the October meeting they also noted that the upside risk to inflation roughly balanced the downside risk to growth, setting expectations for no further cuts in the target rate.

Throughout the 12-month period, U.S. Treasury yields fluctuated, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Aided by the flight to quality, Treasury and agency securities outperformed all other sectors of the fixed income market for the overall period.

The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area. Much of the growth in mortgage issuance over the past few years has been in the non-agency sector. This was driven by the development of a new array of loan types with payment and interest-rate features appealing to a broader set of borrowers than those available in the traditional agency space. While this helped fuel both the housing boom and a vibrant secondary market for these non-agency mortgages, the subprime meltdown cast a pall across the entire non-agency sector, with little regard for whether or not the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust underperformed the Lehman Brothers Mortgage Index, and Class A and Class D shares outperformed and Class B and Class C shares underperformed the Lipper U.S. Mortgage Funds Index for the 12 months ended October 31, 2007, assuming no deduction of applicable sales charges.

Throughout the period, we employed a defensive interest rate strategy by maintaining a duration* for the Fund shorter than that of the benchmark Lehman Brothers Mortgage Index. This strategy was beneficial early in the period when interest rates were rising, but detracted from performance for the overall reporting year as Fed easing in the latter months caused rates to decline significantly.

The Fund's yield curve positioning, however, was a positive for performance and more than offset the negative impact of its duration positioning. In March of this year, the position was adjusted to underweight longer dated issues and overweight intermediate dated issues. This was particularly additive to performance as the spread between intermediate and long dated yields widened and the curve steepened during the summer.

The Fund's mortgage-backed securities holdings were focused on high-coupon, slow-prepaying agency issues and non-agency mortgages issued to high quality borrowers. Although these securities performed well early in the period, the subsequent turmoil in the mortgage market and the drying up of liquidity hurt their price performance. The Fund's underweight in agency mortgages helped relative performance, but its overweight to non-agency mortgages hindered performance as spreads in the sector widened significantly during the reporting year.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

PORTFOLIO COMPOSITION**
Mortgage-Backed — FNMA	43.2%
Collateralized Mortgage Obligations	20.6
Short-Term Investments	18.3
Mortgage-Backed — FHLMC	12.6
Commercial Mortgage-Backed Securities	2.6
U.S. Government Obligations	1.6
Mortgage-Backed — GNMA	1.1
LONG-TERM CREDIT ANALYSIS
AAA	100%

Data as of October 31, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

**Does not include open long futures contracts with an underlying face amount of $33,531,563 with unrealized appreciation of $120,827 and open short futures contracts with an underlying face amount of $104,736,598 with unrealized depreciation of $507,780. Also does not include open swap contracts with net unrealized appreciation of $827,368.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in mortgage-related securities, including mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. In making investment decisions, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate levels and other factors. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC.

Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B

Average Annual Total Returns—Period Ended October 31, 2007
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class C Shares† (since 07/28/97) MTGCX		Class D Shares†† (since 07/28/97) MTGDX
1 Year	4.76% 0.31	[3] [4]	4.23% (0.74)	[3] [4]	4.24% 3.24	[3] [4]	5.01% —	[3]
5 Years	3.36 2.46	[3] [4]	2.68 2.34	[3] [4]	2.71 2.71	[3] [4]	3.57 —	[3]
10 Years	5.06 4.60	[3] [4]	4.41 4.41	[3] [4]	4.30 4.30	[3] [4]	5.19 —	[3]
Since Inception	5.31 4.86	[3] [4]	5.93 5.93	[3] [4]	4.55 4.55	[3] [4]	5.32 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Lehman Brothers Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Lehman Brothers U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/07 – 10/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	05/01/07	10/31/07	05/01/07 – 10/31/07
Class A
Actual (2.21% return)	$1,000.00	$1,022.10	$5.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.51	$5.75
Class B
Actual (2.01% return)	$1,000.00	$1,020.10	$8.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.48	$8.79
Class C
Actual (2.01% return)	$1,000.00	$1,020.10	$8.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.48	$8.79
Class D
Actual (2.45% return)	$1,000.00	$1,024.50	$4.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.77	$4.48

*  Expenses are equal to the Fund's annualized expense ratios of 1.13%, 1.73%, 1.73% and 0.88% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (81.3%)
	Federal Home Loan Mortgage Corp. (5.0%)
$4,910	09/01/35 - 01/01/36	4.50%	$4,578,112
1,875	*	5.00	1,847,168
1,449	06/01/16 - 02/01/20	9.50	1,573,961
398	07/01/09 - 10/01/19	10.00	449,026
48	02/01/16 - 12/01/17	10.50	53,837
			8,502,104
	Federal Home Loan Mortgage Corp. (ARM) (3.1%)
818	04/01/37	5.334	818,795
813	04/01/36	5.552	827,201
919	01/01/37	5.612	926,489
1,023	04/01/37	5.625	1,032,647
770	03/01/37	5.627	776,473
837	04/01/37	5.876	846,327
			5,227,932
	Federal Home Loan Mortgage Corp. PC Gold (9.9%)
1,116	10/01/18 - 03/01/19	5.00	1,102,265
5,801	6/1/2021 - 08/01/21	5.50	5,811,513
571	06/01/29 - 09/01/33	6.50	587,887
4,100	*	6.50	4,199,298
3,934	04/01/20 - 08/01/32	7.50	4,148,898
969	02/01/23 - 07/01/31	8.00	1,028,993
			16,878,854
	Federal National Mortgage Assoc. (56.7%)
10,050	*	4.50	9,723,375
4,168	04/01/27 - 06/01/37	5.00	4,001,142
20,450	*	5.00	19,935,279
11,016	10/01/36 - 08/01/37	5.50	10,857,492
24,250	*	5.50	23,897,623
6,146	01/01/27 - 12/01/33	6.50	6,331,681
6,800	*	6.50	6,960,439
4,774	07/01/23 - 12/01/34	7.00	4,992,056
5,325	*	7.00	5,519,711
2,746	09/01/29 - 06/01/32	7.50	2,906,911
880	08/01/24 - 02/01/32	8.00	931,151
113	01/01/22 - 04/01/25	8.50	121,565

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
$100	09/01/16 - 05/01/20	9.50%	$109,730
51	03/01/16 - 02/01/18	9.75	56,906
			96,345,061
	Federal National Mortgage Assoc. (ARM) (5.1%)
803	09/01/35	5.005	792,933
1,222	05/01/36	5.218	1,228,029
817	03/01/37	5.249	819,206
1,989	12/01/36	5.459	1,996,620
839	04/01/37	5.988	859,340
1,541	03/01/36	6.907	1,563,254
1,324	03/01/36	6.99	1,342,574
			8,601,956
	Government National Mortgage Assoc. (1.4%)
681	08/15/25 - 05/15/29	6.50	703,713
11	06/15/29 - 08/15/29	7.50	11,601
521	10/15/19 - 10/15/24	8.50	564,161
948	11/15/17 - 06/15/20	9.50	1,036,573
37	05/15/16 - 11/15/20	10.00	42,136
			2,358,184
	Government National Mortgage Assoc. II (0.1%)
228	05/20/30	8.00	241,454
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $137,113,082)		138,155,545
	U.S. Government Obligations (2.3%)
1,770	U.S. Treasury Bond (b) 08/15/27	6.375	2,124,416
4,560	U.S. Treasury Strip 02/15/27	0.00	1,789,034
	Total U.S. Government Obligations (Cost $4,011,894)		3,913,450
	Commercial Mortgage-Backed Securities (3.7%)
700	Commercial Mortgage Pass-Through Certificate 2007-C9 A4 12/10/49	5.816	711,941
550	Greenwich Capital Commercial Funding Corp. 2007-GG9 A4 03/10/39	5.444	542,564

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
$800	GS Mortgage Securities Corp.II 2007-GG10 A4 08/10/45	5.993%		$812,002
	JP Morgan Chase Commercial Mortgage Securities
1,400	2007-CB18 A4 06/12/47	5.44		1,378,364
700	2007-CB19 A4 02/12/49	5.937		706,489
	LB-UBS Commercial Mortgage Trust
700	2007-C6 A4 07/15/40	5.858		710,479
	Wachovia Bank Commercial Mortgage Trust
700	2007-C32 A3 06/15/49	5.741		705,210
700	2007-C33 A4 02/15/51	6.10		717,372
	Total Commercial Mortgage-Backed Securities (Cost $6,115,351)			6,284,421
	Collateralized Mortgage Obligations (29.5%)
	U.S. Government Agencies (2.8%)
	Federal National Mortgage Assoc.
1,018	1996-46 FC 12/25/23	6.075	†	1,046,145
3,590	2005-68 XI 08/25/35 (IO)	6.00		1,203,036
10,590	2006-28 1P 03/25/36 (IO)	1.83	†	251,510
756	2006-118 A2 12/25/36	4.933	†	751,103
	Grantor Trust
77	2004-T5 A13 05/28/35	5.486	†	76,760
	Whole Loan
1,405	2005-W2 A1 05/25/35	5.072	†	1,397,674
	Total U.S. Government Agencies			4,726,228
	Private Issues (26.7%)
	American Home Mortgage Assets
537	2007-5 A3 06/25/47	5.173	†	502,410
	American Home Mortgage Investment Trust
191	2004-1 1A 04/25/44	5.223	†	190,922
450	2006-1 1M2 03/25/46	5.293	†	332,928
	Banc of America Funding Corp.
625	2005-F 1A2 09/20/35	5.348	†	617,507
	Bear Stearns Mortgage Funding Trust
1,393	2006-AR1 1A1 07/25/36	5.083	†	1,345,949
1,393	2006 AR4 A1 12/25/36	5.083	†	1,367,558
974	2006 AR5 1A1 12/25/36	5.033	†	958,933
	Countrywide Alternative Loan Trust
237	2005-44 1A2A 10/25/35	5.163	†	236,649

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
$347	2005-51 1A2A 11/20/35	5.288	†%	$345,719
276	2005-51 2A2A 11/20/35	5.288	†	274,595
369	2005-59 1A2B 11/20/35	5.756	†	367,531
4,174	2005-81 X1 02/25/37 (IO)	2.302	†	216,508
8,333	2006 - OA19 XP 02/20/47 (IO)	2.971	†	389,625
854	2006-OA1 1A2 03/20/46	5.298	†	828,459
631	2006-OA1 2A2 03/20/46	5.308	†	617,245
5,124	2006-OA1 2X 03/20/46 (IO)	2.757	†	218,809
481	2006-OA2 A2A 05/20/46	5.148	†	478,349
1,246	2006-OA10 2A2 08/25/46	5.103	†	1,216,506
10,714	2006-OA17 1XP 12/20/46 (IO)	2.731	†	498,812
	Countrywide Home Loans
10,395	2004-25 2X 02/25/35 (IO)	1.814	†	217,646
746	2006-OA4 A2 04/25/46	5.143	†	737,997
	DSLA Mortgage Loan Trust
436	2004-AR1 A2A 09/19/44	5.431	†	432,137
838	2005-AR4 2A1C 08/19/45	5.32	†	819,626
1,144	2006-AR2 2A1A 11/19/37	5.221	†	1,121,874
1,299	2007-AR1 2A1B 04/19/38	5.201	†	1,259,942
	Greenpoint Mortgage Funding Trust
10,317	2005-AR1 X1 06/25/45 (IO)	2.267	†	259,515
10,089	2005-AR2 X1 06/25/45 (IO)	2.358	†	291,632
3,559	2005-AR3 X1 08/25/45 (IO)	2.372	†	106,216
8,136	2005-AR4 X4 10/25/45 (IO)	2.277	†	242,824
979	2006-AR2 3A2 03/25/36	5.193	†	955,986
	Harborview Mortgage Loan Trust
4,032	2005-2 X 05/19/35 (IO)	1.815	†	93,243
3,957	2005-3 X2 06/19/35 (IO)	0.769	†	91,497
725	2005-5 2A1B 07/19/45	5.311	†	706,384
2,683	2005-16 X1 01/19/36 (IO)	2.475	†	85,518
6,572	2005-16 X3 01/19/36 (IO)	2.217	†	180,726
3	2006-1 PO1 03/19/37 (PO)	0.00		2,156
5,029	2006-1 X1 03/19/37 (IO)	2.393	†	220,010
1,186	2006-1O 2A1A 11/19/36	5.201	†	1,164,386
0	2006-5 PO2 07/19/47 (PO)	0.00		39
11,512	2006-5 CL X2 07/19/47 (IO)	2.279	†	431,687
1,224	2006-7 2A1A 10/19/37	5.221	†	1,186,571
924	2006-14 2A1A 03/19/38	5.171	†	905,525
647	2006-14 2A1B 03/19/38	5.221	†	629,665

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	Indymac Indx Mortgage Loan Trust
$10,629	2005-AR12 AX2 07/25/35 (IO)	1.686	†%	$375,333
654	2005-AR12 2A1B 07/25/35	5.153	†	638,154
450	2006-AR4 M1 05/25/46	5.293	†	387,063
	Luminent Mortgage Trust
1,052	2006-6 A1 10/25/46	5.073	†	1,031,952
1,212	2006-7 2A2 12/25/36	5.093	†	1,180,733
989	2006-4 A1B 05/25/46	5.103	†	958,008
748	2006-1 A1 04/25/36	5.113	†	736,298
791	2006-2 A1B 02/25/46	5.153	†	771,297
324	2006-5 B1 07/25/36	5.233	†	275,129
	Mastr Adjustable Rate Mortgages Trust
425	2007-3 1M1 05/25/47	5.72	†	255,000
	Mortgageit Trust
1,052	2006-1 2A1B 04/25/36	5.153	†	1,020,549
	Residential Accredit Loans, Inc.
351	2006-QO1 02/25/46	5.143	†	346,461
339	2006-QO1 1A1 02/25/46	5.133	†	334,130
1,122	2006-QH1 A1 12/25/36	5.063	†	1,097,823
1,125	2006-QO6 A2 06/25/46	5.103	†	1,100,625
1,131	2006-QO10 A2 01/25/37	5.073	†	1,081,991
1,167	2007-QH2 A2 03/25/37	5.043	†	1,133,022
776	2007-QO2 A2 05/25/47	5.133	†	756,492
485	2007-QO2 A3 05/25/47	5.173	†	460,377
	Structured Asset Mortgage Investments, Inc.
923	2006-AR2 A2 02/25/36	5.183	†	899,523
1,144	2006-AR3 11A2 04/25/36	5.143	†	1,116,950
400	2006-AR7 B1 08/25/36	5.243	†	348,029
1,302	2006-AR8 A1A 10/25/36	5.073	†	1,282,795
1,756	2007-AR2 1A2 02/25/37	5.063	†	1,709,621
	WAMU Mortgage Pass-Through Certificates
1,827	2004-AR8 X 06/25/44 (IO)	1.665	†	31,971
3,402	2004-AR10 X 07/25/44 (IO)	1.615	†	57,411
4,724	2004-AR12 X 10/25/44 (IO)	1.485	†	82,665
519	2005-AR6 2AB3 04/25/45	5.143	†	504,886
433	2005-AR8 2AB3 07/25/45	5.233	†	425,728
180	2005-AR13 A1B1 10/25/45	5.133	†	179,155
279	2005-AR15 A1B1 11/25/45	5.123	†	277,235
240	2005-AR17 A1B1 12/25/45	5.123	†	238,606

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
$92	2005-AR19 A1B1 12/25/45	5.123 †%	$91,563
984	2006-AR2 A1A 04/25/46	5.873 †	971,375
	Total Private Issues		45,305,766
	Total Collateralized Mortgage Obligations (Cost $51,997,243)		50,031,994
	Short-Term Investments (26.2%)
	U.S. Government Obligation (c) (0.3%)
500	U.S. Treasury Bill ‡ 01/10/08 (Cost $495,290)	4.845	495,290
NUMBER OF SHARES (000)
	Securities Purchased from Securities Lending Collateral (1.3%)
2,218	The Bank of New York Institutional Cash Reserve Fund (Cost $2,217,938)		2,217,938
	Investment Company (a) (24.6%)
41,794	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class** (Cost $41,794,245)		41,794,245
	Total Short-Term Investments (Cost $44,507,473)		44,507,473
	Total Investments (Cost $243,745,043) (d)(e)	143.0%	242,892,883
	Liabilities in Excess of Other Assets	(43.0)	(73,037,617)
	Net Assets	100.0%	$169,855,266

  PC  Participation Certificate.

  PO  Principal only security. No rate exists for a principal only security.

  IO  Interest only security.

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of October 31, 2007.

  †  Floating rate security, rate shown is the rate in effect at October 31, 2007.

  ‡  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $417,160.

  *  Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  **  Includes cash in the amount of $1,060,000 designated as collateral in connection with open swap contracts.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class.

  (b)  All or a portion of this security was on loan as of October 31, 2007.

  (c)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (d)  Securities have been designated as collateral in an amount equal to $148,577,103 in connection with securities purchased on a forward commitment basis and open futures contracts.

  (e)  The aggregate cost for federal income tax purposes is $243,744,540. The aggregate gross unrealized appreciation is $2,211,847 and the aggregate gross unrealized depreciation is $3,093,504, resulting in net unrealized depreciation of $881,657.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2007 continued

Futures Contracts Open at October 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
108	Long	U.S. Treasury Notes 2 Year, December 2007	$22,367,813	$45,536
104	Long	U.S. Treasury Notes 5 Year, December 2007	11,163,750	75,291
1	Short	90 Day Euro$ June 2010	(238,012)	(65)
4	Short	90 Day Euro$ March 2010	(952,800)	(311)
6	Short	90 Day Euro$ December 2009	(1,430,400)	(636)
10	Short	90 Day Euro$ September 2009	(2,386,500)	(1,169)
10	Short	90 Day Euro$ June 2009	(2,389,000)	(1,143)
12	Short	90 Day Euro$ March 2009	(2,869,650)	(933)
38	Short	90 Day Euro$ December 2008	(9,091,500)	(56,624)
41	Short	90 Day Euro$ September 2008	(9,808,225)	(53,660)
68	Short	90 Day Euro$ June 2008	(16,255,400)	(101,756)
75	Short	90 Day Euro$ March 2008	(17,907,188)	(89,799)
185	Short	U.S. Treasury Notes 10 Year, December 2007	(20,352,892)	(30,219)
187	Short	U.S. Treasury Bonds 20 Year, December 2007	(21,055,031)	(171,465)
		Net Unrealized Depreciation		$(386,953)

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2007 continued

Interest Rate Swap Contracts Open at October 31, 2007:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND††	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase N.A. New York	$9,200	Fixed Rate 5.359%	Floating Rate 5.494%	May 23, 2017	$187,772
Citibank N.A. New York	6,250	Fixed Rate 5.338	Floating Rate 5.498	May 24, 2017	117,125
Goldman Sachs Capital Markets L.P.	6,250	Fixed Rate 5.341	Floating Rate 5.499	May 24, 2017	118,500
Citibank N.A. New York	9,200	Fixed Rate 5.701	Floating Rate 5.209	July 18, 2017	424,212
JPMorgan Chase N.A. New York	5,850	Fixed Rate 5.065	Floating Rate 5.725	September 11, 2017	(20,241)
Net Unrealized Appreciation					$827,368

  ††  Floating rate represents USD-3 Months LIBOR.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2007

Assets:
Investments in securities, at value (cost $201,950,798) (including $2,124,416 of securities loaned)	$201,098,638
Investment in affiliate, at value (cost $41,794,245)	41,794,245
Unrealized appreciation on open swap contracts	847,609
Receivable for:
Investments sold	5,994,221
Interest	803,239
Periodic interest on swap contracts	701,597
Variation margin	289,719
Dividends from affiliate	139,998
Principal paydowns	114,464
Shares of beneficial interest sold	14,339
Prepaid expenses and other assets	42,778
Total Assets	251,840,847
Liabilities:
Collateral on securities loaned at value	2,217,938
Unrealized depreciation on open swap contracts	20,241
Payable for:
Investments purchased	77,778,201
Swap collateral due to brokers	1,060,000
Shares of beneficial interest redeemed	247,893
Investment advisory fee	66,641
Distribution fee	54,483
Dividends to shareholders	46,712
Administration fee	12,337
Transfer agent fee	7,791
Periodic interest on swap contracts	296,652
Accrued expenses and other payables	176,692
Total Liabilities	81,985,581
Net Assets	$169,855,266
Composition of Net Assets:
Paid-in-capital	$184,883,404
Net unrealized depreciation	(411,745)
Dividends in excess of net investment income	(31,345)
Accumulated net realized loss	(14,585,048)
Net Assets	$169,855,266
Class A Shares:
Net Assets	$125,273,599
Shares Outstanding (unlimited authorized, $.01 par value)	13,866,760
Net Asset Value Per Share	$9.03
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.43
Class B Shares:
Net Assets	$27,630,125
Shares Outstanding (unlimited authorized, $.01 par value)	3,115,378
Net Asset Value Per Share	$8.87
Class C Shares:
Net Assets	$5,696,761
Shares Outstanding (unlimited authorized, $.01 par value)	636,602
Net Asset Value Per Share	$8.95
Class D Shares:
Net Assets	$11,254,781
Shares Outstanding (unlimited authorized, $.01 par value)	1,271,297
Net Asset Value Per Share	$8.85

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations

For the year ended October 31, 2007

Net Investment Income: Income
Interest	$10,943,667
Dividends from affiliate	471,410
Income from securities loaned - net	7,202
Total Income	11,422,279
Expenses
Investment advisory fee	874,060
Distribution fee (Class A shares)	319,868
Distribution fee (Class B shares)	303,284
Distribution fee (Class C shares)	55,054
Transfer agent fees and expenses	224,305
Administration fee	148,776
Shareholder reports and notices	124,773
Professional fees	119,722
Custodian fees	83,001
Registration fees	52,062
Trustees' fees and expenses	9,907
Other	53,983
Total Expenses	2,368,795
Less: amounts waived/reimbursed	(10,213)
Less: expense offset	(1,374)
Net Expenses	2,357,208
Net Investment Income	9,065,071
Net Realized and Unrealized Gain (Loss): Net Realized Gain (Loss) on:
Investments	(362,206)
Futures contracts	175,796
Option contracts	(634,177)
Swap contracts	(1,843)
Net Realized Loss	(822,430)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(719,238)
Futures contracts	(609,646)
Swap contracts	827,368
Option contracts	520,129
Net Change in Unrealized Appreciation/Depreciation	18,613
Net Loss	(803,817)
Net Increase	$8,261,254

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$9,065,071	$9,377,748
Net realized loss	(822,430)	(1,153,655)
Net change in unrealized appreciation/depreciation	18,613	270,597
Net Increase	8,261,254	8,494,690
Dividends to Shareholders from Net Investment Income:
Class A shares	(6,875,882)	(7,548,376)
Class B shares	(1,636,771)	(2,474,308)
Class C shares	(296,926)	(359,688)
Class D shares	(615,689)	(503,247)
Total Dividends	(9,425,268)	(10,885,619)
Net decrease from transactions in shares of beneficial interest	(33,823,844)	(57,795,839)
Net Decrease	(34,987,858)	(60,186,768)
Net Assets:
Beginning of period	204,843,124	265,029,892
End of Period (Including dividends in excess of net investment income of $31,345 and $16,185, respectively)	$169,855,266	$204,843,124

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2007

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust ( the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (5) interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2007 continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2007 continued

may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received is invested in Morgan Stanley Institutional Liquidity Fund.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2007 were $2,124,416 and $2,217,938, respectively. The Fund received cash collateral which was subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

H. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2007 continued

exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,557,921 at October 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $100,436 and $532, respectively and received $12,305 in front-end sales charges from

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2007 continued

sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class. For the year ended October 31, 2007, advisory fees paid were reduced by $10,213 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $471,410 for the year ended October 31, 2007. During the year ended October 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class aggregated $118,723,882 and $76,929,637, respectively.

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 2007 were $1,110,692,789 and $1,134,108,577, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $5,942. At October 31, 2007, the Fund had an accrued pension liability of $60,887 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2007 continued

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2007		FOR THE YEAR ENDED OCTOBER 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	121,987	$1,103,327	107,950	$981,764
Conversion from Class B	713,369	6,443,265	747,089	6,783,284
Reinvestment of dividends	502,993	4,535,179	528,817	4,797,346
Redeemed	(2,987,490)	(26,940,522)	(4,490,413)	(40,740,609)
Net decrease — Class A	(1,649,141)	(14,858,751)	(3,106,557)	(28,178,215)
CLASS B SHARES
Sold	104,303	922,415	146,065	1,304,122
Conversion to Class A	(726,832)	(6,443,265)	(761,097)	(6,783,284)
Reinvestment of dividends	117,300	1,038,586	171,771	1,530,241
Redeemed	(1,448,694)	(12,823,926)	(2,670,905)	(23,817,521)
Net decrease — Class B	(1,953,923)	(17,306,190)	(3,114,166)	(27,766,442)
CLASS C SHARES
Sold	14,353	128,513	40,491	364,891
Reinvestment of dividends	22,910	204,558	28,007	251,681
Redeemed	(205,802)	(1,839,080)	(336,098)	(3,021,761)
Net decrease — Class C	(168,539)	(1,506,009)	(267,600)	(2,405,189)
CLASS D SHARES
Sold	197,676	1,746,200	520,658	4,598,538
Reinvestment of dividends	56,977	503,285	44,574	396,152
Redeemed	(271,911)	(2,402,379)	(497,730)	(4,440,683)
Net increase (decrease) — Class D	(17,258)	(152,894)	67,502	554,007
Net decrease in Fund	(3,788,861)	$(33,823,844)	(6,420,821)	$(57,795,839)

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate and Eurodollar futures contracts ("futures contracts").

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2007 continued

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Ordinary income	$9,487,045	$10,896,008

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2007 continued

As of October 31, 2007, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$107,039
Undistributed long-term gains	—
Net accumulated earnings	107,039
Capital loss carryforward*	(14,464,126)
Temporary differences	(108,982)
Net unrealized depreciation	(562,069)
Total accumulated losses	$(15,028,138)

* As of October 31, 2007, the Fund had a net capital loss carryforward of $14,464,126, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$3,711,589	October 31, 2011
1,178,907	October 31, 2012
5,681,491	October 31, 2013
3,078,184	October 31, 2014
813,955	October 31, 2015

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures contracts and dividend payable.

Permanent differences, due to losses on paydowns and swaps and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2007:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$345,037	$2,036,134	$(2,381,171)

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.08		$9.17	$9.40	$9.29	$9.58
Income (loss) from investment operations:
Net investment income	0.45		0.37	0.19	0.07	0.12
Net realized and unrealized gain (loss)	(0.03)		(0.02)	(0.03)	0.36	0.04
Total income from investment operations	0.42		0.35	0.16	0.43	0.16
Less dividends from net investment income	(0.47)		(0.44)	(0.39)	(0.32)	(0.45)
Net asset value, end of period	$9.03		$9.08	$9.17	$9.40	$9.29
Total Return†	4.76%		3.95%	1.68%	4.74%	1.70%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.14	%(2)	1.09%	1.05%	0.91%	0.92%
Net investment income	5.00	%(2)	4.21%	2.31%	1.52%	1.69%
Supplemental Data:
Net assets, end of period, in thousands	$125,274		$140,929	$170,689	$10,663	$18,409
Portfolio turnover rate	534%		657%	772%	666%	654%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Government Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.92		$9.00	$9.23	$9.12	$9.42
Income (loss) from investment operations:
Net investment income	0.39		0.31	0.12	0.00	0.05
Net realized and unrealized gain (loss)	(0.03)		(0.01)	(0.03)	0.36	0.03
Total income from investment operations	0.36		0.30	0.09	0.36	0.08
Less dividends from net investment income	(0.41)		(0.38)	(0.32)	(0.25)	(0.38)
Net asset value, end of period	$8.87		$8.92	$9.00	$9.23	$9.12
Total Return†	4.23%		3.31%	0.97%	4.05%	0.89%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.75	%(2)	1.70%	1.65%	1.59%	1.56%
Net investment income	4.39	%(2)	3.61%	1.71%	0.84%	1.05%
Supplemental Data:
Net assets, end of period, in thousands	$27,630		$45,202	$73,635	$305,066	$394,399
Portfolio turnover rate	534%		657%	772%	666%	654%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Government Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.00		$9.08	$9.31	$9.20	$9.50
Income (loss) from investment operations:
Net investment income	0.39		0.32	0.13	0.01	0.06
Net realized and unrealized gain (loss)	(0.03)		(0.01)	(0.03)	0.35	0.03
Total income from investment operations	0.36		0.31	0.10	0.36	0.09
Less dividends from net investment income	(0.41)		(0.39)	(0.33)	(0.25)	(0.39)
Net asset value, end of period	$8.95		$9.00	$9.08	$9.31	$9.20
Total Return†	4.24%		3.35%	1.08%	4.03%	0.91%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.75	%(2)	1.67%	1.56%	1.59%	1.56%
Net investment income	4.39	%(2)	3.64%	1.80%	0.84%	1.05%
Supplemental Data:
Net assets, end of period, in thousands	$5,697		$7,244	$9,739	$12,864	$16,803
Portfolio turnover rate	534%		657%	772%	666%	654%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Government Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.90		$8.98	$9.21	$9.10	$9.39
Income (loss) from investment operations:
Net investment income	0.46		0.39	0.20	0.08	0.13
Net realized and unrealized gain (loss)	(0.03)		(0.01)	(0.03)	0.36	0.04
Total income from investment operations	0.43		0.38	0.17	0.44	0.17
Less dividends from net investment income	(0.48)		(0.46)	(0.40)	(0.33)	(0.46)
Net asset value, end of period	$8.85		$8.90	$8.98	$9.21	$9.10
Total Return†	5.01%		4.31%	1.83%	4.93%	1.85%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.90	%(2)	0.85%	0.80%	0.74%	0.71%
Net investment income	5.24	%(2)	4.46%	2.56%	1.69%	1.90%
Supplemental Data:
Net assets, end of period, in thousands	$11,255		$11,469	$10,967	$12,742	$19,677
Portfolio turnover rate	534%		657%	772%	666%	654%

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Government Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Mortgage Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mortgage Securities Trust (the "Fund"), including the portfolio of investments, as of October 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mortgage Securities Trust as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 28, 2007

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2007 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended October 31, 2007. 11.07% of the Fund's dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)
In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

MTGANN
IUO7–05384P–Y10/07

MORGAN STANLEY FUNDS

Morgan Stanley
Mortgage
Securities Trust

Annual Report

October 31, 2007

Item 2.    Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

                (1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

                (2)           Not applicable.

                (3)           Not applicable.

Item 3.    Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.    Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$50,000		N/A

Non-Audit Fees
Audit-Related Fees	$––	(2)	$5,041,000	(2)
Tax Fees	$7,447	(3)	$761,000	(4)
All Other Fees	$		$
Total Non-Audit Fees	$7,447		$5,802,000

Total	$57,447		$5,802,000

2006

	Registrant			Covered Entities(1)
Audit Fees		$49,400		N/A

Non-Audit Fees
Audit-Related Fees		$531	(2)	$5,217,590	(2)
Tax Fees		$4,900	(3)	$1,472,895	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$5,431		$6,690,485

Total		$54,831		$6,690,485

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)          All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                        This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5.    Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.             Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007